Mortgage and Other Loans (Tables)	3 Months Ended	8 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Mortgage and Other Loans [Abstract]
Schedule of Mortgage and Other Loans	Mortgage and other loans consisted of the following as of March 31, 2024 and December 31, 2023:
	March 31,	December 31,
	2024	2023
First Insurance Loan	118,809	190,095
Total Short-term debt, net	$118,809	$190,095
Mortgage and other loans consisted of the following as of December 31, 2023, April 30, 2023 and April 30, 2022:
	December 31,	April 30,	April 30,
	2023	2023	2022
The company held multiple mortgage notes with a bank, each bearing an 8.49% interest rate and requiring monthly interest payments. These notes matured on various dates, including $226,737 on May 1, 2022; $110,250 on July 1, 2022; $228,750 on August 1, 2022; $217,500 on September 1, 2022; $177,974 on October 1, 2022; and $98,000 on November 1, 2022. Upon maturity, there was a balloon payment of the remaining principal and interest due. Additionally, the notes were secured by the respective properties and guaranteed by a shareholder of the company.	-	-	1,059,211
Mortgage note with a bank. The note bore interest at a rate of 5% + Prime with floor of 8.25% and provided for monthly interest payments. The note matures on February 10, 2024 at which time there was a balloon payment of remaining principal and interest due, and was secured by the property as well as guaranteed by a shareholder of the Company.	-	880,000	880,000

Mortgage note with a bank. The note bore interest at a rate of 4.75% + Prime with floor of 8.25% and provided for monthly interest payments. The note matures on April 15, 2024 at which time there was a balloon payment of remaining principal and interest due, and was secured by the property as well as guaranteed by a shareholder of the Company.	-	342,000	342,000
Total Short-term debt related to Properties	$-	$1,222,000	$2,281,211

Less: Deferred financing costs, net	-	-	(52,049)

Total Short-term debt related to Properties, net	$-	$1,222,000	$2,229,162
Promissory note bore interest at a rate of 1% + Prime.	-	975,000	-

Promissory note bore interest at a rate of 1% + Prime.	-	4,875,000	-

SAFE Note	-	-	6,000,000

First Insurance Loan	190,095	-	-
Total Short-term debt, net	$190,095	$7,072,000	$8,229,162